BORROWINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Seamless Group Inc [Member]
BORROWINGS

4 Borrowings

	September 30, 2023	December 31, 2022
	US$	US$

Short-term borrowings (i)	8,750,843	8,978,390

Long-term borrowings (ii)	12,187,675	12,305,279
Less: current maturities	(9,637,681)	(4,426,000)
Non-current maturities	2,549,994	7,879,279

(i)	As of September 30, 2023 and December 31, 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of September 30, 2023 and December 31, 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of September 30, 2023 and December 31, 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 2.5% to 24.0% per annum. As of September 30, 2023 and December 31, 2022, the weighted average interest rate of these borrowings was 15.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$. As of September 30, 2023 and December 31, 2022, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. Another loan of HK$12.3 million (equivalent to US$1.6 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. Another loan of HK$3.6 million (equivalent to US$0.5 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum.

4	Borrowings (continued)

(iii)	As of September 30, 2023 and December 31, 2022, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

(iv)	As of September 30, 2023 and December 31, 2022, the Company had obtained a line of credit of US$5 million from Ripple Labs, Inc., one of the related parties of their subsidiary, Tranglo Sdn. Bhd. The loan is unsecured and has an interest rate of 12% per annum. Amount drawn down as of September 30, 2023 and December 31, 2022 was US$5 million and US$5 million respectively. The line of credit facility has a maturity of two years from the effective date of September 12, 2022. Ripple has the option of calling any drawdown on or after the first anniversary.

As of September 30, 2023, loans of US$8.8 million were guaranteed by Mr. Alexander Kong (2022: US$9.3 million).

Interest expense during the periods ended September 30, 2023 and 2022 was US$3,850,152 and US$3,380,282, respectively.

As of September 30, 2023, the borrowings will be due according to the following schedule:

Principal amounts
US$
For the period ending September 30,
Within one year	9,637,681
Within two years	439,867
Within three years	2,110,127
Total	12,187,675

The carrying values of short-term borrowings approximate their fair values due to their short-term maturities. The Company’s long-term borrowings are subject to both fixed and floating interest rates. The carrying values of each type of these borrowings approximate their fair values as the interest rates reflect the rates offered to other entities with similar characteristics to Seamless. The borrowings fall into level 2 of the fair value hierarchy.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

10 Borrowings

	December 31,
	2022	2021
	US$	US$

Short-term borrowings (i)	8,978,390	3,799,427

Long-term borrowings (ii)	12,305,279	2,449,318
Less: current maturities	(4,426,000)	(344,975)
Non-current maturities	7,879,279	2,104,343

(i)	As of December 31, 2022 and 2021, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 17.0% per annum, respectively. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 22.4% and 15.9% per annum, respectively. The borrowings are denominated in HK$ and US$.

(ii)	As of December 31, 2022 and 2021, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 2.5% to 24.0% per annum. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 15.5% and 18.0% per annum, respectively. The borrowings are denominated in HK$ and US$.

As of December 31, 2022, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 20, 2023. Another loan of HK$2.5 million (equivalent to US$0.3 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 28, 2023. Another loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on April 11, 2023.

(iii)	As of December 31, 2022, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

As of December 31, 2022, loans of US$9.3 million were guaranteed by Mr. Alexander Kong (2021: US$4.1 million).

Interest expense during the years ended December 31, 2022 and 2021 was US$4,591,803 and US$8,603,623, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10	Borrowings (continued)

As of December 31, 2022, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2023	4,426,000
2024	5,368,971
2025	466,735
2026	2,043,573
Total	12,305,279

The carrying values of short-term borrowings approximate their fair values due to their short-term maturities. The Company’s long-term borrowing are subject to both fixed and floating interest rates. The carrying values of each type of these borrowings approximate their fair values as the interest rates reflect the rates offered to other entities with similar characteristics to Seamless. The borrowings fall into level 2 of the fair value hierarchy.